(Loss)/Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	¥ 8,032,350	$ 1,100,428	¥ 11,704,133	¥ (2,012,215)
Dilution effect arising from convertible debt | ¥	33,451		32,657	0
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc. for computing diluted net (loss)/earnings per share | ¥	¥ 8,065,801		¥ 11,736,790	¥ (2,012,215)
Denominator:
Weighted average ordinary shares outstanding-basic	1,993,191,951	1,993,191,951	1,967,863,759	1,941,230,998
Effects of dilutive securities
Options and RSUs	75,220,374	75,220,374	86,651,528	0
Convertible debt	60,861,105	60,861,105	60,861,105	0
Weighted average ordinary shares outstanding-diluted	2,129,273,430	2,129,273,430	2,115,376,392	1,941,230,998
Basic net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc. | (per share)	¥ 4.03	$ 0.55	¥ 5.95	¥ (1.04)
Diluted net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc. | (per share)	¥ 3.79	$ 0.52	¥ 5.55	¥ (1.04)